Shareholder Fees	Apr. 30, 2026 USD ($)
Mairs & Power Fund | Mairs & Power Fund, Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Mairs & Power Balanced Fund | Mairs & Power Balanced Fund, Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Mairs & Power Small Cap Fund | Mairs & Power Small Cap Fund, Investor Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)